Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 449,000.00
Previously Paid Amount	0.00
Total Fee Amount	62.01
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee Rule 457(r)
Net Fee	$ 62.01
Narrative - Max Aggregate Offering Price	$ 449,000.00
Final Prospectus	true